Subsidiary undertakings, joint ventures and associates - Disclosure of interests in joint operations (Details) - National Grid Electricity Transmission plc - A Ordinary shares - NGET/SPT Upgrades Limited
Mar. 31, 2025 £ / shares shares
Disclosure of joint operations [line items]
Number of shares held in joint operation (in shares) | shares	50
Par value per share (EUR/GBP per share) | £ / shares	£ 1.00